Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2022
Disclosure of financial risk management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 3 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

Based on the assessments by Company management, the Group’s exposure to credit risk as of December 31, 2022 is immaterial (see Note 3c). The activities of the Group expose it to market risk, primarily as a result of currency risk.

a.	Market risk:

1)	Currency risk

The Group’s activities are partly denominated in non-SEK currencies (primarily the USD and the New Israeli Shekel, or “NIS”), which exposes the Group to risks resulting from changes in exchange rates.

The effect of fluctuations in various exchange rates on the Group’s income and equity is as follows:

	December 31, 2022
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	financial position	5% decrease	10% decrease
	In USD thousands
NIS-linked balances:
Cash and cash equivalents	(6)	(3)	71	4	8
Restricted short term bank deposits	(6)	(3)	63	3	7
Other receivables	-	-	4	-	-
Lease liability	15	8	(166)	(9)	(18)
Trade payables	2	1	(25)	(1)	(3)
Other payables	26	13	(282)	(15)	(31)
Total NIS-linked balances	31	16	(335)	(18)	(37)

USD-linked balances
Cash and cash equivalents	(10)	(5)	110	6	12
Short term bank deposits	(455)	(238)	5,000	263	556
Loans from related party	86	45	(941)	(50)	(105)
Total USD- linked balances	(379)	(198)	4,169	219	463

Total	(348)	(182)	3,834	201	426

	December 31, 2021
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	financial position	5% decrease	10% decrease
	In USD thousands
NIS-linked balances:
Cash and cash equivalents	(5)	(2)	51	3	6
Short term bank deposits	(7)	(4)	76	4	8
Other receivables	(2)	(1)	18	1	2
Lease liability	12	6	(127)	(7)	(14)
Trade payables	1	1	(13)	(1)	(1)
Other payables	18	9	(195)	(10)	(22)
Total NIS-linked balances	17	9	(190)	(10)	(21)

USD-linked balances
Cash and cash equivalents	(662)	(347)	7,285	383	809
Loans from related party	100	52	(1,102)	(58)	(122)
Total USD- linked balances	(562)	(295)	6,183	325	687

Total	(545)	(286)	5,993	315	666

The Group also maintains cash and cash equivalent balances in other currencies in amounts that are not material.

As shown in the table above, the Group is primarily exposed to changes in USD/SEK exchange rates. The sensitivity of profit or loss to changes in the exchange rates arises mainly from U.S. dollar-denominated financial instruments. The impact on other components of equity is considered to be low.

2) Concentration of currency risk

Set forth below is certain data regarding U.S. dollar exchange rates:

Eco Wave Power Global AB (publ)

Set forth below is information on the linkage of monetary items by currency:

	December 31, 2022			Other
	SEK	NIS	USD	Currencies
	in USD thousands
Assets:
Current assets:
Cash and cash equivalents	5,014	71	110	100
Short term bank deposits	-	-	5,000	-
Restricted short term bank deposits	-	63	-	-
Other receivables	152	4	-	5
	5,166	138	5,110	105
Liabilities:
Current liabilities:
Current maturities of long-term loans	-	-	941	32
Current maturities of lease liability	-	78	-	-
Accounts payable and accruals:
Trade	50	25	-	-
Other	124	282	-	327
Non-current liabilities
Lease liabilities, net of current maturities	-	88	-	-
Long-term loans, net of current maturities	-	-	-	96
	174	473	941	455
Net asset value	4,992	(335)	4,169	(350)

	December 31, 2021			Other
	SEK	NIS	USD	Currencies
	in USD thousands
Assets:
Current assets:
Cash and cash equivalents	7,276	51	7,285	9
Restricted short term bank deposits	-	70	-	-
Other receivables	328	18	-	43
	7,604	139	7,285	52
Liabilities:
Current liabilities:
Current maturities of long-term loans	-	-	220	-
Current maturities of lease liability	-	127	-	-
Accounts payable and accruals:
Trade	33	13	-	-
Other	97	231	-	182
Non-current liabilities
Lease liabilities, net of current maturities	-	-	-	-
Long-term loans, net of current maturities	-	-	882	129
	130	371	1,102	311
Net asset value	7,474	(232)	6,183	(259)

3)	Fair value of financial instruments

As of December 31, 2022, and 2021, the financial instruments of the Group consist of non-derivative assets and liabilities (primarily working capital items, deposits and loans).

With regard to non-derivative assets and liabilities, given their nature, the fair value of the financial instruments included in the consolidated statement of financial position is generally close or identical to their carrying amount.

4)	Exposure to market risk and management thereof

In the opinion of Group management, the market risk to which the Group is exposed is primarily related to currency risk exposure, as mentioned above. Additionally, Group management does not consider the interest rate risk to be material.

b.	Changes in financial liabilities which are classified under cash flows provided from financial activities

See notes 8b, 10b and 11b for changes in financial liabilities.

c.	Credit risk

Credit risk arises from bank balances at banks and outstanding receivables. Credit risk is managed by Group management. Only banks and credit institutions with a good credit rating are accepted. Outstanding receivables are outstanding with public authorities and other counterparties with a strong financial position, which is why the credit risk is considered to be limited.

c.	Liquidity risk

Through careful liquidity management, the Group ensures that sufficient cash is available to meet the need in operating activities. At the same time, the Group ensures that it has sufficient cash and cash equivalents to enable debts to be paid when they fall due. Group management monitors rolling forecasts of the Group’s liquidity reserves on the basis of anticipated cash flows and maintains the liquidity balances at a level that is sufficient to meet its needs.

Information about non current financial liabilities due dates:

	2023	2024	2025	2026	2027	Total
	in USD thousands

Long-term loans from related party	941	-	-	-	-	941
Other long-term loan	32	31	30	29	27	149
Lease liabilities	85	94	-	-	-	179
Total	905	114	20	20	20	1,079